Notes Payable (Details Narrative) - USD ($)		9 Months Ended	12 Months Ended
	Jul. 08, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Amortization of Debt Issuance Costs and Discounts		$ 64,641	$ 30,316	$ 39,922
Debt Instrument, Unamortized Discount		$ 1,316,029
Note Payable [Member] | Warrant [Member]
Short-term Debt [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	450,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 2.10
Proceeds from Issuance of Warrants	$ 778,697
Amortization of Debt Issuance Costs and Discounts	600,000
Debt Instrument, Unamortized Discount	$ 1,378,697
Exchange Agreement [Member] | Holder [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	12.50%